John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Core Allocation Plus Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.92	0.92	0.92		0.92

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	0.49	0.49	0.49		0.49

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	2.16	2.06	1.66		1.46

[1]	The fund’s distributor has contractually agreed to waive 0.10% of the 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	Based on estimated expenses for the current year.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	219	209	169	149
3 Years	676	646	544	462
In the “Your Account — Class cost structure” section, the bullet point relating to the distribution and service (12b-1) fees for Class R4 shares is amended and restated as follows:
Class R4
• Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until December 31, 2013.)
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated December 31, 2011
Emerging Markets Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.95	0.95	0.95		0.95

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.08	3.08	3.08		3.08

Service plan fee	0.25	0.15	0.10		0.05

Total fund operating expenses	4.78	4.68	4.28		4.08

Contractual expense reimbursement[3]	-2.74	-2.74	-2.64		-2.74

Total annual fund operating expenses after expense reimbursements	2.04	1.94	1.64		1.34

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R1, Class R3, Class R4 and Class R5 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 2.04%, 1.94%, 1.64% and 1.34% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	207	197	167	136
3 Years	1,193	1,165	1,078	990

In the “Your Account — Class cost structure” section, the bullet point relating to the distribution and service (12b-1) fees for Class R4 shares is amended and restated as follows:
Class R4
• Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until December 31, 2013.)
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental All Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.68	0.68	0.68		0.68

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses [2]	3.44	3.34	3.29		3.24

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.19	3.19	3.19		3.19

Total fund operating expenses	4.62	4.52	4.12		3.92

Contractual expense reimbursement[3]	-3.03	-3.03	-2.93		-3.03

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R1, Class R3, Class R4 and Class R5 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,121	1,092	1,004	916

In the “Your Account — Class cost structure” section, the bullet point relating to the distribution and service (12b-1) fees for Class R4 shares is amended and restated as follows:
Class R4
• Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until November 30, 2013.)
You should read this Supplement in conjunction with the Prospectus and retain it for future reference

John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Core Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee	0.73	0.73	0.73		0.73

Distribution and service (12b-1) fees	0.50	0.50	0.15	[1]	0.00

Other expenses[2]	3.49	3.39	3.34		3.29

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.24	3.24	3.24		3.24

Total fund operating expenses	4.72	4.62	4.22		4.02

Contractual expense reimbursement[3]	-3.13	-3.13	-3.03		-3.13

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R1, Class R3, Class R4 and Class R5 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,141	1,112	1,024	936

In the “Your Account — Class cost structure” section, the bullet point relating to the distribution and service (12b-1) fees for Class R4 shares is amended and restated as follows:
Class R4
• Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until November 30, 2013.)
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated June 1, 2012
to the Prospectus dated November 30, 2011
Fundamental Large Cap Value Fund
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of
the value of your investment)	Class R1	Class R3	Class R4		Class R5

Management fee[1]	0.69	0.69	0.69		0.69

Distribution and service (12b-1) fees	0.50	0.50	0.15	[2]	0.00

Other expenses[3]	3.50	3.40	3.35		3.30

Service plan fee	0.25	0.15	0.10		0.05

Additional expenses	3.25	3.25	3.25		3.25

Total fund operating expenses	4.69	4.59	4.19		3.99

Contractual expense reimbursement[4]	-3.10	-3.10	-3.00		-3.10

Total annual fund operating expenses after expense reimbursements	1.59	1.49	1.19		0.89

[1]	“Management fee” has been restated to reflect current fees.

[2]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[3]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R1, Class R3, Class R4 and Class R5 shares.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.59%, 1.49%, 1.19% and 0.89% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	162	152	121	91
3 Years	1,135	1,106	1,018	930
In the “Your Account — Class cost structure” section, the bullet point relating to the distribution and service (12b-1) fees for Class R4 shares is amended and restated as follows:
Class R4
• Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until November 30, 2013.)
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated June 1, 2012
to the Statement of Additional Information dated December 31, 2011
In the “Distribution Agreements” section, the fourth paragraph is amended and restated as follows:
The Board has adopted Distribution Plans with respect to each class of shares (other than Class NAV and Class R6 shares) pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plans”). Under the Rule 12b-1 Plans, a Fund may pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, 0.50% for Class R1 shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares, 0.00% for Class R5 shares, and 0.05% for Class 1 shares of the Fund’s average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of a Fund’s average daily net assets attributable to each class of shares. The Funds’ Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of each Fund to 0.15% of the average daily net assets of Class R4 shares of the Fund until December 31, 2013. The distribution fees under the Rule 12b-1 Plans will be paid to the Distributor. The Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares. The service fees under the Rule 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares Rule 12b-1 Plans also may be used for certain shareholder and administrative services.
In the “Sales Compensation” section, the second paragraph under the “Annual Compensation” sub-section is amended and restated as follows:
For Classes R1 and R3 shares of a Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.50% of its average daily net assets. For Class R4 shares of a Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of up to 0.25% of its average daily net assets, except that the annual Rule 12b-1 distribution fee payable to Selling Firms for Class R4 shares is limited to 0.15% of the average daily net assets of the Fund’s Class R4 shares until December 31, 2013. See the table below for the “Selling Firm receives Rule 12b-1 service fees.” These service and distribution fees are paid monthly in arrears.
Also, in the “Sales Compensation” section, the chart detailing first year sales compensation is amended and restated as follows:
First Year Broker or Other Selling Firm Compensation

			Selling Firm
	Investor pays sales	Selling Firm	receives Rule
	charge (% of	receives	12b-1 service	Total Selling Firm
	offering price) (1)	commission (2)	fee (3)	compensation (4)(5)
Class A Equity Fund investments
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%

			Selling Firm
	Investor pays sales	Selling Firm	receives Rule
	charge (% of	receives	12b-1 service	Total Selling Firm
	offering price) (1)	commission (2)	fee (3)	compensation (4)(5)
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%
Class A Emerging Markets Debt Fund and Strategic Income Opportunities Fund Investments
Up to $99,999	4.50%	3.76%	0.25%	4.00%
$100,000 - $249,999	3.75%	3.01%	0.25%	3.25%
$250,000 - $499,999	2.75%	2.06%	0.25%	2.30%
$500,000 - $999,999	2.00%	1.51%	0.25%	1.75%
Class A Floating Rate Income Investments
Up to $99,999	3.00%	2.25%	0.25%	2.50%
$100,000 - $249,999	2.50%	1.75%	0.25%	2.00%
$250,000 - $499,999	2.00%	1.25%	0.25%	1.50%
$500,000 - $999,999	1.50%	1.00%	0.25%	1.25%
Investments of Class A shares of $1 million or more (6)
First $1M-$4,999,999	—	0.75%	0.25%	1.00%
Next $1-$5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%
Investments of Class A shares by certain Retirement Plans (6)
First $1-$4,999,999	—	0.75%	0.25%	1.00%
Next $1-$5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%
Class B investments
All amounts	—	3.75%	0.25%	4.00%
Class C investments
All amounts	—	0.75%	0.25%	1.00%
Class R1 investments (7)
All amounts	0.00%	0.00%	0.50%	0.50%
Class R3 investments (7)
All amounts	0.00%	0.00%	0.50%	0.50%
Class R4 investments (7)
All amounts	0.00%	0.00%	0.15%	0.15%

Class R5 investments
All amounts	0.00%	0.00%	0.00%	0.00%
Class 1 investments
All amounts	0.00%	0.00%	0.00%	0.00%
Class I investments (8)
All amounts	0.00%	0.00%	0.00%	0.00%
Class R6 investments
All amounts	0.00%	0.00%	0.00%	0.00%

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge

(3)	For Class A, Class B and Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, Rule 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based/WRAP program agreement with the Distributor, certain retirement platforms with over 100 eligible employees at the inception of the Fund account or $1 million in plan assets, and Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds. Monthly payments are made in arrears.

(4)	Selling Firm commission and Rule 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	Underwriter retains the balance.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of $1 million or more purchases by employer sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employees at the time of purchase.

(7)	The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

(8)	For purchases of Class R1, Class R3 and Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Contracts” for description of Class R1, Class R3, Class R4 and Class R5 Service Plan charges and payments.
You should read this Supplement in conjunction with the SAI and retain it for future reference.

John Hancock Funds II
Supplement dated June 1, 2012
to the Statement of Additional Information dated November 30, 2011
In the “Distribution Agreements” section, the fourth paragraph is amended and restated as follows:
The Board has adopted Distribution Plans with respect to Class A, Class C, Class R1, Class R3, Class R4 and Class 1 shares of the relevant Funds pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plans”). Under the Rule 12b-1 Plans, a Fund may pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class C, 0.50% for Class R1, 0.50% for Class R3, 0.25% for Class R4, and 0.05% for Class 1 shares, as applicable, of the Fund’s average daily net assets attributable to shares of the particular class. However, the service portion of the Rule 12b-1 fee borne by a class of shares of a Fund will not exceed 0.25% of average daily net assets attributable to such class of shares. The Funds’ Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of each Fund to 0.15% of the average daily net assets of Class R4 shares of the Fund until November 30, 2013. The fees charged under the Rule 12b-1 Plans will be paid to the Distributor. The Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service portion of the fees payable pursuant to the Rule 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares’ Rule 12b-1 Plans also may be used for certain shareholder and administrative services.
In the “Sales Compensation” section, the second paragraph under the “Annual Compensation” sub-section is amended and restated as follows:
For Classes R1 and R3 shares of a Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.50% of its average daily net assets. For Class R4 shares of a Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of up to 0.25% of its average daily net assets, except that the annual Rule 12b-1 distribution fee payable to Selling Firms for Class R4 shares is limited to 0.15% of the average daily net assets of the Fund’s Class R4 shares until November 30, 2013. See the table below for the “Selling Firm receives Rule 12b-1 service fees.” These service and distribution fees are paid monthly in arrears.

Also, in the “Sales Compensation” section, the chart detailing first year sales compensation is amended and restated as follows:
First Year Broker or Other Selling Firm Compensation

	Investor
	pays
	sales charge	Selling Firm	Selling Firm
	(% of	receives	receives Rule
	offering	commission	12b-1	Total Selling Firm
	price) (1)	(2)	service fee (3)	compensation (4)(5)

Class A Equity Funds (Fundamental All Cap Core Fund, Fundamental Large Cap Core Fund, Fundamental Large Cap Value Fund, Technical Opportunities Fund and Technical Opportunities Fund II)
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

Class A Income Funds (Global High Yield Fund and Multi Sector Bond Fund)
Up to $99,999	4.50%	3.76%	0.25%	4.00%
$100,000 - $249,999	3.75%	3.01%	0.25%	3.25%
$250,000 - $499,999	2.75%	2.06%	0.25%	2.30%
$500,000 - $999,999	2.00%	1.51%	0.25%	1.75%

Class A (Currency Strategies Fund)
Up to $99,9999	3.00%	2.25%	0.25%	2.50%
$100,000 - $249,999	2.50%	1.75%	0.25%	2.00%
$250,000 - $499,999	2.00%	1.25%	0.25%	1.50%
$500,000 - $999,999	1.50%	1.00%	0.25%	1.25%

Investments of Class A shares of $1 million or more
First $1M — $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Investments Class A shares by certain Retirement Plans (6)
First $1 - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class C investments
All amounts	—	0.75%	0.25%	1.00%

Class I investments (7)
All amounts	—	0.00%	0.00%	0.00%

Class R1 investments (8)
All amounts	—	0.00%	0.50%	0.50%

Class R3 investments (8)
All amounts	—	0.00%	0.50%	0.50%

Class R4 investments (8)
All amounts	—	0.00%	0.15%	0.15%

Class R5 investments
All amounts	—	0.00%	0.00%	0.00%

Class R6 investments	—	0.00%	0.00%	0.00%
All amounts

Class A Equity Funds
Up to $49,999	5.00%	4.01%	0.25%	4.25%

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the initial front-end sales charge

(3)	For Class A and Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, Rule 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based/WRAP program agreement with the Distributor, certain retirement platforms with over 100 eligible employees at the inception of the Fund account or $1 million in plan assets, and Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds. Monthly payments are made in arrears.

(4)	Selling Firm commission and Rule 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	Underwriter retains the balance.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases by employer sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employee at the time of purchase.

(7)	The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

(8)	For purchases of Class R1, Class R3 and Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Contracts” for description of Class R1, Class R3, Class R4 and Class R5 Service Plan charges and payments.
You should read this Supplement in conjunction with the SAI and retain it for future reference.
John Hancock Funds II
Supplement dated June 1, 2012
to the Statement of Additional Information dated May 1, 2012
In the “Distribution Agreements” section, the third paragraph is amended and restated as follows:
The Board has adopted Distribution Plans with respect to each class of shares of the Portfolios (other than Class R5, Class R6 and Class 5 shares) pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plans”). Under the Rule 12b-1 Plans, a Portfolio may pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, 0.50% for Class R1 shares, 0.25% for Class R2 shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares and 0.05% for Class 1 shares of the average daily net assets attributable to shares of the particular class. However, the service fees will not exceed 0.25% of a Portfolio’s average daily net assets attributable to each class of shares. The Portfolios’ Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of each Portfolio to 0.15% of the average daily net assets of Class R4 shares of the Portfolio until May 31, 2013. The distribution fees under the Rule 12b-1 Plans will be paid to the Distributor. The Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of Portfolio shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Portfolio shares. The service fees under the Rule 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares Rule 12b-1 Plans also may be used for certain shareholder and administrative services.
In the “Sales Compensation” section, the second paragraph under the “Annual Compensation” sub-section is amended and restated as follows:
For Class R1 and Class R3 shares of a Portfolio, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.50% of its average daily net assets. For Class R2 shares of a Portfolio, beginning in the first year after an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee of 0.25% of its average daily net (aged) assets. For Class R4 shares of a Portfolio, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.25% of its average daily net assets, except that the annual Rule 12b-1 distribution fee payable to Selling Firms for Class R4 shares is limited to 0.15% of the average daily net assets of the Portfolio’s Class R4 shares until May 31, 2013. See the “First Year Broker or Other Selling Firm Compensation” table. These service and distribution fees are paid monthly in arrears.

Also, in the “Sales Compensation” section, the chart detailing first year sales compensation is amended and restated as follows:
First Year Broker or Other Selling Firm Compensation

	Investor pays	Selling Firm	Selling firm
	sales charge	received	receives Rule
	(% of offering	compensation	12b-1 service	Total selling firm
	price)	(1)	fee (2)	compensation (3)(4)
Class A investments
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

Investments of Class A shares of $1 million or more (6)
First $1M - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Investments Class A shares by certain Retirement Plans (6)
First $1 - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments
All amounts	—	3.75%	0.25%	4.00%

Class C investments
All amounts	—	0.75%	0.25%	1.00%

Class R1 investments (7)
All amounts	—	0.00%	0.50%	0.50%

Class R3 investments (7)
All amounts	—	0.00%	0.50%	0.50%

Class R2 investments(7)
All amounts	0.00%	0.00%	0.25%	0.25%

Class R4 investments (7)
All amounts	—	0.00%	0.15%	0.15%

Class R5 investments
All amounts	—	0.00%	0.00%	0.00%

Class R6 investments
All amounts	—	0.00%	0.00%	0.00%

Class 1 investments
All amounts	—	0.00%	0.00%	0.00%

Class 5 investments
All amounts	—	0.00%	0.00%	0.00%

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge

(3)	For Class A, Class B and Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, Rule 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based/WRAP program agreement with the Distributor, certain retirement platforms with over 100 eligible employees at the inception of the Fund account or $1 million in plan assets, and Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds. Monthly payments are made in arrears.

(4)	Selling Firm commission and Rule 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	Underwriter retains the balance.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases by employer sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employee at the time of purchase.

(7)	For purchases of Class R1, Class R2, Class R3 and Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Contracts” for description of Class R1, Class R2, Class R3, Class R4 and Class R5 Service Plan charges and payments.
You should read this Supplement in conjunction with the SAI and retain it for future reference.